CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2025
Condensed Financial Information Of Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

32. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Schedule I has been provided pursuant to the requirements of Securities and Exchange Commission (“SEC”) Regulation S-X Rule 12-04(a), which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets of TryHard Holdings Limited’s (“the Parent Company”) consolidated subsidiaries as of June 30, 2025 exceeded the 25% threshold.

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of the Company exceeds 25% of the consolidated net assets of the Company. In this connection, the restricted net assets of the subsidiaries of the Company does not exceed 25% of the consolidated net assets of the Company and accordingly the condensed parent company only financial information of the Company is presented for the supplementary reference.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to accompanying consolidated financial statements.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

As of June 30, 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

During the years ended June 30, 2023, 2024 and 2025, no cash dividends were either declared nor paid by the Company.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Condensed balance sheets

	As of June 30,
	2024		2025	2025
	JPY’000		JPY’000	US$’000
Assets
Current assets
Other receivable	—	*	4,909	34
Total current assets	—	*	4,909	34

Non-current assets
Interest in subsidiary	—	*	— *	—	*
Other non-current assets	—	*	(4,909)	(34)
Total non-current assets	—	*	(4,909)	(34)
Total assets	—	*	— *	—	*

Liabilities and shareholders’ equity
Current liabilities
Other payables and accruals	—	*	6,079	42
Total current liabilities	—	*	6,079	42
Total liabilities	—	*	6,079	42

Shareholders’ deficit
Ordinary shares (par value of US$0.00002 per share; 22,500,000,000 ordinary shares authorized, 48,750,000 ordinary shares issued and outstanding as of June 30, 2024 and 2025) **	157		157	1
Series A Preferred Shares (par value of US$0.00002 per share; 2,500,000,000 Series A Preferred Shares authorized, 2,000,000 Series A Preferred Shares issued and outstanding as of June 30, 2024 and 2025) **	6		6	—	*
Share subscription receivable	(6)		(6)	—	*
Capital surplus	(157)		(157)	(1)
Accumulated deficit	—	*	(6,079)	(42)
Total shareholders’ deficit	—	*	(6,079)	(42)
Total liabilities and shareholders’ deficit	—	*	— *	—	*

Condensed statements of loss

	For the years ended December 31,
	2023		2024		2025	2025
	JPY’000		JPY’000		JPY’000	US$’000
Operating expenses
General and administrative expenses	—	*	—	*	(6,079)	(42)
Total operating expenses	—	*	—	*	(6,079)	(42)
Loss before income taxes	—	*	—	*	(6,079)	(42)
Income tax expense	—	*	—	*	—	—
Net loss	—	*	—	*	(6,079)	(42)

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Condensed statements of cash flows

For the years ended December 31,
	2023		2024		2025		2025
	JPY’000		JPY’000		JPY’000		US$’000
Cash flows from operating activities
Loss before income taxes	—	*	—	*	(6,079)		(42)
Adjustments for:
Other payables and accruals	—	*	—	*	6,079		42
Net cash used in operating activities	—	*	—	*	—	*	—	*
Cash flows from investing activities	—	*	—	*	—	*	—	*
Cash flows from financing activities	—	*	—	*	—	*	—	*
Net change in cash and cash equivalents	—	*	—	*	—	*	—	*
Cash and cash equivalents at the beginning of the year	—	*	—	*	—	*	—	*
Cash and cash equivalents at the end of the year	—	*	—	*	—	*	—	*

*	Less than JPY1,000 or US$1,000

**	Retrospectively restated for effect of share recapitalization (Note 1)